GENERAL - Schedule of ownership percentage of subsidiaries (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Satixfy Israel Ltd.
Subsidiaries
Holding percentage		100.00%	100.00%
Satixfy UK
Subsidiaries
Holding percentage		100.00%	100.00%
Satixfy Space Systems UK
Subsidiaries
Holding percentage	[1]	100.00%	100.00%
Satixfy Bulgaria
Subsidiaries
Holding percentage		100.00%	100.00%
Satixfy US LLC
Subsidiaries
Holding percentage		100.00%	100.00%
Endurance Acquisition Corp.
Subsidiaries
Holding percentage		100.00%	0.00%

[1]	Sold after June 30, 2023